Segment Information - Net Revenues (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 12,761	$ 10,219	$ 9,556
Netherlands [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	3,282	2,795	2,842
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	126	89	108
Italy [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	56	52	59
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	1,253	976	1,157
Singapore [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	7,442	5,817	4,857
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	586	479	520
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenues	$ 16	$ 11	$ 13